VIA EDGAR

April 10, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:AQR Funds

Securities Act File No. 333-153445

Investment Company Act File No. 811-22235

Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of the AQR High Yield Bond Fund (the “Fund”), a series of the AQR Funds, I hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Fund’s Class I, Class N and Class R6 prospectuses as supplemented pursuant to Rule 497(e) of the Securities Act on April 3, 2018.

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at 203-742-3600.

Very truly yours,

/s/ Nicole DonVito
Nicole DonVito
Chief Legal Officer and Vice President

Cc: Brendan R. Kalb, Esq.; Rose F. DiMartino, Esq.; Ryan P. Brizek, Esq.

AQR Capital Management, LLC | Two Greenwich Plaza | Greenwich, CT 06830 | U.S. | p: +1.203.742.3600 | f: +1.203.742.3100 | w: aqr.com